Shareholders' capital - Additional Information (Detail) $ / shares in Units, $ in Thousands			2 Months Ended	12 Months Ended				61 Months Ended
	Mar. 08, 2024 USD ($)	Mar. 03, 2022	Mar. 02, 2022	Dec. 31, 2023 USD ($) vote right shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 $ / shares	Mar. 08, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Aug. 15, 2022 USD ($)
Stockholders Equity Note [Line Items]
Number of entitled votes per common share | vote				1
Number of voting rights per share | right				1
Discount rate on share purchases (percent)				50.00%
Dividend declared per preferred share (USD per share) | $ / shares					$ 1.6440
Preferred dividend rate reset period				5 years
Total share-based compensation | $				$ 11,293		$ 10,920
Unrecognized compensation costs, non-vested awards | $				$ 23,883	$ 23,883
Unrecognized compensation costs, non-vested options, period of recognition				1 year 9 months 18 days
Common shares issued from treasury (in shares)				50,677
Share based awards settled for cash value as payment for tax withholding (in shares)				51,783
Company Match, First $5,000 Contributed by Employee
Stockholders Equity Note [Line Items]
Employer matching contribution (percent)				20.00%
Employee contribution eligible for 20% Company match | $				$ 5
Maximum employee contribution eligible for partial Company match | $				$ 10
Company Match, Employee Contributions $5,001 to $10,000
Stockholders Equity Note [Line Items]
Employer matching contribution (percent)				10.00%
Share options
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)				752,582		414,338
Total share-based compensation | $				$ 1,325		$ 980
Percentage of shares reserved under the plan (must not exceed)				8.00%
ESPP
Stockholders Equity Note [Line Items]
Vesting period of matching contribution shares				1 year
Maximum aggregate number of shares reserved for future issuance (in shares)				4,000,000	4,000,000
Deferred Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)				1,000,000	1,000,000
Exercise of share-based awards settled (in shares)				181,328		120,513
Shares issued during period (in shares)				724,583		645,714
Performance and restricted share units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)				7,000,000	7,000,000
Award vesting period				3 years
Series A Shares
Stockholders Equity Note [Line Items]
Dividend declared per preferred share (USD per share) | $ / shares					$ 1.2905		$ 1.2905
Preferred dividend rate reset period				5 years
Basis spread on variable rate				2.94%
Shares issued, price per share (USD and CAD per share) | $ / shares									$ 25
Series D Shares
Stockholders Equity Note [Line Items]
Dividend declared per preferred share (USD per share) | $ / shares					$ 1.2728		$ 1.2728
Preferred dividend rate reset period				5 years
Basis spread on variable rate				3.28%
Shares issued, price per share (USD and CAD per share) | $ / shares									$ 25
Common shares
Stockholders Equity Note [Line Items]
Discount rate on share purchases under dividend reinvestment plan (percent)		3.00%	5.00%
Common shares | Public Stock Offering
Stockholders Equity Note [Line Items]
Exercise of share-based awards settled (in shares)				102,460		5,176
ATM Equity Program
Stockholders Equity Note [Line Items]
Treasury stock, amount reserved for issuance under the plan | $										$ 500,000
ATM Equity Program | Subsequent Event
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)								36,814,536
Sale of stock, average price per share (in USD) | $ / shares								$ 15.00
Sale of stock, other related costs | $	$ 4,843							$ 551,086
Proceeds from sale of stock, net of commissions | $								$ 544,295
Minimum
Stockholders Equity Note [Line Items]
Percentage of outstanding stock to be purchased to acquire discount (or more)				20.00%
Minimum | Performance and restricted share units
Stockholders Equity Note [Line Items]
Percentage of shares issued on number of PSU grants (percent)				2.50%
Maximum | Performance and restricted share units
Stockholders Equity Note [Line Items]
Percentage of shares issued on number of PSU grants (percent)				237.00%